Prepaid expenses and other receivables (information) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Government institutions	$ 104	$ 111
Current tax assets	67	53
Derivative instruments	53	10
Prepaid expenses	35	70
Receivables from equity-accounted investees sale	17	0
Other	87	79
Total other receivables	$ 363	$ 323